14. Financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 27,250,636	$ 9,575,996
To due
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	25,703,650	9,516,318
Less than 90 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	507,938	51,742
90 - 180 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	527,390	0
180 - 270 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	506,988	2,771
270 - 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	101	0
Greater than 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 4,569	$ 5,165